This amended Form N-CEN filing replaces the registrant's Form
N-CEN, as previously filed under accession number
0001752724-20-206232.This Form N-CEN/A includes
revised responses to Items C.20.a.vi. and C.20.a.vii.

Amendments being filed to either correct information previously filed or include information not previously filed.
No material differences were noted.